Indebtedness - Additional Information (Detail) - USD ($)			1 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 02, 2018	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 31, 2017	Mar. 07, 2018
Debt [Line Items]
Aggregate principal amount		$ 350,000,000	$ 350,000,000	$ 350,000,000
Debt instrument maturity year		2022
Net proceeds of each qualified asset sale					$ 32,742,000	$ 12,968,000
Restricted cash					$ 21,300,000	$ 5,213,000		$ 21,300,000
Tendered Notes
Debt [Line Items]
Aggregate principal amount										$ 46,023
8.00% New Secured Notes Due August 2022
Debt [Line Items]
Debt instrument interest rate		8.00%	8.00%	8.00%	8.00%	8.00%		8.00%
Aggregate principal amount		$ 350,000,000	$ 350,000,000	$ 350,000,000
Debt instrument maturity year			2022
Fair valuin U.S. dollar equivalent					$ 359,800,000	$ 361,500,000		$ 359,800,000
Debt instrument fixed interest rate		8.00%	8.00%	8.00%
Plan of Reorganization | 8.00% New Secured Notes Due August 2022
Debt [Line Items]
Debt instrument maturity date			Aug. 01, 2022
Debt instrument interest term			Interest on the New Secured Notes will accrue at a rate of 8.00% per annum payable quarterly in arrears on February 1, May 1, August 1, and November 1 of each year in cash, beginning November 1, 2017.
Debt instrument frequency of periodic payment of interest			Quarterly
Debt Instrument default description			The New Secured Notes have minimum interest coverage requirement (EBITDA/Interest), for which compliance will first be measured for the twelve months ending June 30, 2019. Minimum liquidity requirements and other covenants are set forth in the Indenture and are in effect from July 31, 2017. The Indenture also contains certain customary events of default and a make-whole provision.
Debt instrument collateral description			the New Secured Notes and the guarantees by the Guarantors will be secured by the Collateral (as defined in the Indenture) pursuant to the terms of the Indenture and the related security documents. The Trustee’s liens upon the Collateral and the right of the holders of tThe New Secured Notes to the benefits and proceeds of the Trustee’s liens on the Collateral will terminate and be discharged in certain circumstances described in the Indenture, including: (i) upon satisfaction and discharge of the Indenture in accordance with the terms thereof; or (ii) as to any Collateral of the company or the Guarantors that is sold, transferred or otherwise disposed of by the company or the Guarantors in a transaction or other circumstance that complies with the terms of the Indenture, at the time of such sale, transfer or other disposition. The company is obligated to offer to repurchase the New Secured Notes at par in amounts that generally approximate 65% of asset sale proceeds depending upon the types of assets sold as defined in the Indenture. The company maintains a restricted cash account to accumulate the net proceeds of each qualified asset sale, which account had a balance of $21.3 million at December 31, 2017. In the event the holders of the New Secured Notes do not accept the company’s offer to repurchase the notes the accumulated cash would become available to the company for its general use.
Percentage of asset sale proceeds to repurchase notes at par amount		65.00%
Debt instrument repurchase period		60 days
Debt instrument repurchase accumulation amount		$ 10,000,000	$ 10,000,000	$ 10,000,000
Net proceeds of each qualified asset sale								21,300,000
Level 2 | Plan of Reorganization | 8.00% New Secured Notes Due August 2022
Debt [Line Items]
Fair valuin U.S. dollar equivalent					$ 359,800,000			$ 359,800,000
Offer | Senior Secured Notes
Debt [Line Items]
Debt instrument maturity year	2022
Debt instrument fixed interest rate	8.00%
Predecessor
Debt [Line Items]
Net proceeds of each qualified asset sale				$ 2,172,000			$ 3,072,000		$ 14,797,000
Fair valuin U.S. dollar equivalent									$ 280,000,000
Predecessor | Offer
Debt [Line Items]
Debt instrument repurchase period		60 days		60 days
Percentage of proceeds from Asset Sales, net of commission paid		65.00%
Minimum | Predecessor | Offer
Debt [Line Items]
Debt instrument repurchase accumulation amount		$ 10,000,000	$ 10,000,000	$ 10,000,000
Maximum | Offer | Senior Secured Notes
Debt [Line Items]
Aggregate principal amount	$ 24,700,000